Third Quarter Report
January 31, 2023 (Unaudited)
Columbia North Carolina Intermediate Municipal Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.6%
City of Charlotte Airport(a)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,298,409
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	558,006
Raleigh Durham Airport Authority(a)
Refunding Revenue Bonds
Series 2020A
05/01/2036	5.000%	1,000,000	1,089,490
Total			2,945,905
Higher Education 10.0%
Appalachian State University
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,213,820
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,110,882
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	446,363
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	646,333
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	542,724
04/01/2038	5.000%	500,000	534,190
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	336,375
10/01/2028	5.000%	250,000	286,258
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	208,383
10/01/2037	4.000%	300,000	309,956
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	419,479
04/01/2030	5.000%	250,000	268,423
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	277,725
10/01/2034	5.000%	575,000	635,559
Total			8,236,470
Hospital 2.7%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	531,112
Revenue Bonds
Rex Healthcare
Series 2015A
07/01/2032	5.000%	1,000,000	1,052,120
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	654,697
Total			2,237,929
Joint Power Authority 2.6%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,137,686
Local Appropriation 28.1%
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,061,885
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,405,173
2	Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,069,534
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	518,747
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	266,252
06/01/2029	5.000%	250,000	266,185
County of Catawba
Revenue Bonds
Series 2018
12/01/2036	4.000%	1,940,000	2,015,788
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	236,591
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	416,649
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	286,918
04/01/2035	5.000%	300,000	340,773
County of Harnett
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	976,542
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	535,179
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	517,304
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	744,599
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	421,084
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,232,451
04/01/2028	5.000%	1,290,000	1,363,532
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,647,003
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,023,467
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	315,897
06/01/2033	5.000%	350,000	401,027
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	1,798,739
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,081,262
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	529,156
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,582,690
Total			23,054,427
Local General Obligation 3.0%
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	724,079
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,740,497
Total			2,464,576

Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 7.1%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,050,769
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,541,307
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,110,295
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2028	5.000%	1,000,000	1,078,224
Total			5,780,595
Refunded / Escrowed 6.8%
County of New Hanover
Prerefunded 10/01/27 Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,343,804
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 (NPFGC)
10/01/2026	5.125%	1,040,000	1,097,661
North Carolina Medical Care Commission
Prerefunded 06/01/25 Revenue Bonds
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,061,251
University of North Carolina at Greensboro
Prerefunded 04/01/24 Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,051,228
Total			5,553,944
Retirement Communities 9.4%
North Carolina Medical Care Commission
Refunding Revenue Bonds
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	465,000	469,909
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	906,914
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	997,547
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,271,793
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	715,930
Revenue Bonds
Presbyterian Homes Obligated Group (The)
Series 2020
10/01/2035	4.000%	650,000	601,630
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	1,015,616
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	1,766,865
Total			7,746,204
Sales Tax 1.3%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,084,496
Single Family 4.8%
North Carolina Housing Finance Agency
Revenue Bonds
Home Ownership
Series 2021-47 (GNMA)
01/01/2029	1.250%	1,990,000	1,743,947
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,050,000	1,034,633
Series 2019-41 (GNMA)
07/01/2034	3.100%	485,000	469,491
Series 2019-42
07/01/2039	2.625%	755,000	636,784
Series 44
01/01/2027	1.950%	30,000	28,571
Total			3,913,426
Transportation 1.2%
State of North Carolina
Revenue Bonds
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	950,138

4	Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 7.2%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,811,824
01/01/2032	5.000%	1,450,000	1,543,950
Series 2017 (AGM)
01/01/2031	5.000%	750,000	811,805
North Carolina Turnpike Authority(b)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	577,700
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	403,569
07/01/2031	0.000%	1,100,000	765,907
Total			5,914,755
Water & Sewer 11.6%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2018
07/01/2035	4.000%	2,000,000	2,125,713
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	280,906
05/01/2030	5.000%	660,000	699,376
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	286,459
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,279,068
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	428,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	316,599
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/2029	5.000%	500,000	539,112
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	863,352
Town of Clayton Water & Sewer
Revenue Bonds
Series 2022
08/01/2039	5.000%	725,000	840,281
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	363,184
04/01/2031	5.000%	450,000	487,467
Total			9,509,877
Total Municipal Bonds (Cost $82,256,542)			81,530,428

Money Market Funds 1.1%
	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 1.662%(c)	43,479	43,479
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.588%(c)	892,083	892,083
Total Money Market Funds (Cost $935,562)		935,562
Total Investments in Securities (Cost: $83,192,104)		82,465,990
Other Assets & Liabilities, Net		(402,882)
Net Assets		82,063,108

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Zero coupon bond.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2023.
Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2023 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Liquidation
The Board of Trustees of the Fund has approved a Plan of Liquidation and Termination pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on April 14, 2023, the Fund will no longer be open to new investors, and any applicable contingent deferred sales charges will be waived on redemptions and exchanges out of the Fund. It is currently anticipated that the Fund will be liquidated on or about May 5, 2023, at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares.
6	Columbia North Carolina Intermediate Municipal Bond Fund | Third Quarter Report 2023

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3QT206_04_N01_(03/23)